Earnings per share	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Earnings per share

Note 23 Earnings per share

	For the year ended

(Millions of Canadian dollars, except share and per share amounts)	October 31 2023	October 31 2022
Basic earnings per share
Net income	$14,866	$15,807
Dividends on preferred shares and distributions on other equity instruments	(236)	(247)
Net income attributable to non-controlling interests	(7)	(13)
Net income available to common shareholders	$14,623	$15,547
Weighted average number of common shares (in thousands)	1,391,020	1,403,654
Basic earnings per share (in dollars)	$10.51	$11.08
Diluted earnings per share
Net income available to common shareholders	$14,623	$15,547
Weighted average number of common shares (in thousands)	1,391,020	1,403,654
Stock options (1)	1,483	1,918
Issuable under other share-based compensation plans	26	462
Average number of diluted common shares (in thousands)	1,392,529	1,406,034
Diluted earnings per share (in dollars)	$10.50	$11.06

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the year ended October 31, 2023, an average of 2,119,045 outstanding options with an average exercise price of $130.73 were excluded from the calculation of diluted earnings per share. For the year ended October 31, 2022, no outstanding options were excluded from the calculation of diluted earnings per share.